6 Critical accounting estimates and judgments (Details Narrative) - ARS ($) $ in Millions		12 Months Ended
	Dec. 16, 2020	Dec. 31, 2020
Disclosure of information about activities subject to rate regulation [line items]
Electricity discount rate		12.16%
Impairment of property, plant and equipment		$ 17,396
DNU 1020/2020 [member]
Disclosure of information about activities subject to rate regulation [line items]
Maximum renegotiation period	2 years
Continuation of the rate freeze	Continuation of the rate freeze for an additional term of 90 days, until March 31, 2021, or until the new transitional electricity rate schedules resulting from the Transitional Tariff System come into effect;
Extension of the ENRE's intervention	Extension of the ENRE’s intervention for a term of 1 year or until the completion of the tariff review renegotiation, whichever occurs first.
Scenario No. 1 [member]
Disclosure of information about activities subject to rate regulation [line items]
Probability of occurrence assigned percentage		30.00%
Scenario No. 2 [member]
Disclosure of information about activities subject to rate regulation [line items]
Probability of occurrence assigned percentage		65.00%
Scenario No. 3 [member]
Disclosure of information about activities subject to rate regulation [line items]
Probability of occurrence assigned percentage		5.00%